Financial instruments - Schedule of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Fair value of financial instruments asset	$ 11,338	$ 33,632
Fair value of financial instruments liability	$ 230,764	$ 338,146